Balance Sheet Components - Property, Plant and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 10,650,897	$ 8,395,616
Less accumulated depreciation	(3,451,687)	(2,789,180)
Property, plant and equipment, net	7,199,210	5,606,436
Core systems
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,760,868	3,820,772
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,785,799	2,383,387
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,599,424	1,204,900
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	645,388	351,697
Personal property
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	622,069	450,914
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 237,349	$ 183,946